Due to Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Due to Related Party and Related Party Transactions [Abstract]
DUE TO RELATED PARTY AND RELATED PARTY TRANSACTIONS

NOTE 4 – DUE TO RELATED PARTY

As at September 30, 2014 the Company owed $251,888 (December 31, 2013 - $249,703) for cash advances received from the President of the Company, which are non-interest bearing, unsecured, and due on demand.

NOTE 4 – DUE TO RELATED PARTY AND RELATED PARTY TRANSACTIONS

	December 31, 2013	December 31, 2012
Due to the President of the Company	$249,703	$97,945

As at December 31, 2013 the Company owed $249,703 (December 31, 2012 - $97,945) for cash advances received from the President of the Company and the amount payable under the reverse acquisition (see Note 11), which are non-interest bearing, unsecured, and due on demand.